Loans (Period-End Balances And Various Asset Quality Attributes By Originations Vintage For R/E Installment Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 15,389,074	$ 16,708,582	$ 16,397,127
Real Estate Installment Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	2,526,780	2,462,012
Avg orig FICO	746	743
Avg Refreshed FICO	742	738
Real Estate Installment Class [Member] | Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	23,827	36,982
Avg orig FICO	681	686
Avg Refreshed FICO	683	684
Real Estate Installment Class [Member] | Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	74,451	111,571
Avg orig FICO	716	720
Avg Refreshed FICO	725	728
Real Estate Installment Class [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	54,240	72,280
Avg orig FICO	701	705
Avg Refreshed FICO	700	705
Real Estate Installment Class [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	161,205	209,290
Avg orig FICO	717	718
Avg Refreshed FICO	711	712
Real Estate Installment Class [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	173,994	224,722
Avg orig FICO	715	718
Avg Refreshed FICO	701	704
Real Estate Installment Class [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	249,198	317,846
Avg orig FICO	725	727
Avg Refreshed FICO	709	711
Real Estate Installment Class [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	85,192	113,279
Avg orig FICO	723	727
Avg Refreshed FICO	720	722
Real Estate Installment Class [Member] | Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	38,842	59,800
Avg orig FICO	742	746
Avg Refreshed FICO	737	743
Real Estate Installment Class [Member] | Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	125,094	153,172
Avg orig FICO	748	746
Avg Refreshed FICO	755	753
Real Estate Installment Class [Member] | Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	335,343	409,574
Avg orig FICO	760	760
Avg Refreshed FICO	760	762
Real Estate Installment Class [Member] | Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	690,461	753,496
Avg orig FICO	764	764
Avg Refreshed FICO	764	761
Real Estate Installment Class [Member] | Origination Vintage Period 2013 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
R/E Installment Loans- Period End Balance	$ 514,933
Avg orig FICO	757
Avg Refreshed FICO	754